IMPACT MANAGEMENT INVESTMENT TRUST

                                TABLE OF CONTENTS


SECTION                                                                     PAGE
--------------------------------------------------------------------------------

A Message From the President of the Trust......................................2

A Message From Your Investment Management Team
     A Message From Your Portfolio Manager- IMPACT Total Return Portfolio......3
     A Message From Your Portfolio Manager- IMPACT 25 Fund.....................4




IMPACT TOTAL RETURN PORTFOLIO
     Fund Performance..........................................................5
     Financial Highlights- Class R.............................................8
     Financial Highlights- Class F.............................................9
     Financial Highlights- Class A............................................10
     Financial Highlights- Institutional Class................................11
     Statement of Assets and Liabilities......................................12
     Statement of Investments in Securities...................................13
     Statement of Operations..................................................16
     Statements of Changes in Net Assets......................................17


IMPACT 25 FUND
     Fund Performance.........................................................18
     Financial Highlights.....................................................20
     Statement of Assets and Liabilities......................................21
     Statement of Investments in Securities...................................22
     Statement of Operations..................................................24
     Statements of Changes in Net Assets......................................25

Notes to Financial Statements.................................................26

Independent Auditors Report...................................................31

......A MESSAGE FROM THE PRESIDENT OF THE TRUST

Dear Shareholders,

     Enclosed you will find the annual report to shareholders for the year ended September 30, 2002 for the IMPACT Management Investment Trust.

     In the semi annual report for the period ended March 31, 2002, I indicated to you that despite the exceptional investment performance by the IMPACT Total Return Portfolio's (Portfolio) investment management team and the outstanding efforts made by the Portfolio's underwriter during the previous year, the asset level achieved was inadequate to allow the investment advisor, Equity Assets Management, Inc. ("EAM") to achieve profitability.

     In May 2002, EAM entered into an agreement with Schneider Capital Management, Inc. ("Schneider"), the Portfolio's sub-adviser to sell its business relating to the management of the Portfolio's assets to Schneider. The agreement was later terminated in September 2002. EAM continues to be unable to achieve profitability in connection with its management of the Portfolio and has been unable to attract any additional qualified proposals for the sale of the investment management business related to the Portfolio. The Board of Trustees has determined that the Portfolio is not presently economically viable and does not have prospects to become economically viable in the future. In addition, the Board has determined to cease offering shares of the Portfolio for sale.

     At the time this report is being mailed to you, you have already received notice that the Board of Trustees in October 2002 directed the orderly liquidation of the IMPACT Total Return Portfolio and the IMPACT 25 Fund. Also, in late November 2002, Schneider and Denali Advisors, LLC, (the sub advisor for the IMPACT 25 Fund) were directed to sell all the securities within each respective fund thereby converting the fund to a 100% cash position.

     If you continue to own shares within the IMPACT Total Return Portfolio or the IMPACT 25 Fund, I strongly encourage you to redeem your shares immediately since the mutual funds are in a 100% cash position. A prompt redemption will serve to avoid any additional operating expenses within the mutual funds during the formal liquidation process.

     On behalf of the Board of Trustees, I want to thank you for being a shareholder of IMPACT Management Investment Trust and wish you the best in your future endeavors.

     Sincerely,

     A.J. Elko

     President

......A MESSAGE FROM YOUR PORTFOLIO MANAGER - IMPACT TOTAL RETURN PORTFOLIO

Dear  Shareholders:

We are pleased to provide you with the annual report for the IMPACT Total Return Portfolio for the fiscal year ended September 30, 2002.

INVESTMENT REVIEW:
The Portfolio returned -14.41% (Class R Shares) versus -16.95% for the Russell 1000 Value Index. The favorable performance versus the benchmark was generated from varied sources in the Portfolio's holdings.

Investments in natural gas stocks, healthcare provider Aetna Inc., and sweetener producer Tate & Lyle PLC made a favorable contribution to returns.

STRATEGY AND OUTLOOK:
Mixed data in recent months heightened investor fears that the recovery might stagger back towards recession. A shroud of pessimism enveloped the economic viewpoint of many U.S. investors, which is understandable based on the "personal portfolio pain" they endured during the past 2 1/2 years. Absent some external shock to the system, we still believe that an objective outlook must weigh in favor of continued U.S. economic expansion that will be modest at best. The tentative upward turn in corporate profits should also endure.

The Portfolio is focused on companies where the recent profit picture is bleak, stock prices are severely depressed, investor expectations are very low, and we have identified internal or external factors that will spark an earnings recovery. In this vein, the Portfolio is over weighted in trucking, semiconductors, natural gas, food processing and basic materials. The weighting is less than the benchmark in the financial, consumer discretionary and utility sectors.


Arnold C. Schneider III, CFA
Portfolio Manager
Schneider Capital Management

......A MESSAGE FROM YOUR PORTFOLIO MANAGER - IMPACT 25 FUND

Dear Shareholder:

We are pleased to provide you with the annual report for the IMPACT 25 Fund for the fiscal year ended September 30, 2002.

U.S. STOCK MARKET OVERVIEW
The decline in stocks continued during the year ended September 30, 2002. The decline in the S&P 500 for the 12-month period was 20.5%. The NASDAQ Composite declined 20.9%. The Russell 2000 index of small cap stocks declined 9.3%.

The good news is that valuations are cheaper, so stocks should provide much better returns in the future. It is taking a long time for the stock market bubble to deflate, but with valuations at more reasonable levels, the prospect for attractive returns is higher.

INVESTMENT REVIEW
We began managing this portfolio April 12, 2002, so we have managed it for less than six months. During that time, the S&P 500 returned -26.03%. The Impact 25 Fund Class A shares returned -18.50% net of fees. We were pleased to be able to add 7.53% of excess returns by our active management. While we are very disappointed by the decline in the portfolio, we are pleased to be ahead of the benchmark by a nice margin.

We favored securities that were deep value with low Price/earnings, Price/book value, and high dividend yields. These securities are safer and do not fall as much in down markets.

STRATEGY AND OUTLOOK
We continue to favor low-risk stocks that are cheap relative to earnings, cash flow, book value, or dividends. While there have been some strong positive stock returns recently, we expect valuations to trend towards the average, favoring value stocks over growth stocks.

The economy is slowly improving and has been strongest in the consumer areas. Our largest sector weights are in Financials, Consumer Cyclicals, Consumer Non-Cyclicals, and Energy. We hold very little in the Technology and Telecom sectors. We believe that the portfolio is well positioned to benefit from a slow-growth economy.

We appreciate your support as we work to find companies that are out of favor and poised to rebound.


Michael R. Munson, CFA
Portfolio Manager
Denali Advisors

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
                                FUND PERFORMANCE
--------------------------------------------------------------------------------

                FOR THE FISCAL YEAR FROM OCTOBER 1, 2001 THROUGH
                               SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
                  IMPACT TOTAL RETURN PORTFOLIO CLASS R SHARES

                               [GRAPHIC OMITTED]

                                     9/30/1997    9/30/1998    9/30/1999    9/30/2000    9/30/2001    9/30/2002
                                     ---------    ---------    ---------    ---------    ---------    ---------
Impact Total Return - Retail          $10,000       $8,407       $9,374      $12,319      $13,334      $11,413
Russell 1000 Value Index              $10,000      $10,359      $12,298      $13,394      $12,201      $10,133
S&P 500 Index                         $10,000      $10,900      $13,925      $15,774      $11,570       $9,202

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
                 IMPACT TOTAL RETURN PORTFOLIO CLASSS A SHARES

                               [GRAPHIC OMITTED]

                                              2/3/2000   9/30/2000  9/30/2001    9/30/2002
                                              --------   ---------  ---------    ---------
Impact Total Return - Class A                  $10,000    $11,345    $11,672      $9,475
Russell 1000 Value Index                       $10,000    $10,698     $9,744      $8,092
S&P 500 Index                                  $10,000    $10,155     $7,449      $5,924

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
                                FUND PERFORMANCE
--------------------------------------------------------------------------------

                FOR THE FISCAL YEAR FROM OCTOBER 1, 2001 THROUGH
                               SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
                  IMPACT TOTAL RETURN PORTFOLIO CLASS F SHARES

                               [GRAPHIC OMITTED]

                                              10/5/1999   9/30/2000  9/30/2001   9/30/2002
                                              ---------   ---------  ---------   ---------
Impact Total Return - Class F                  $10,000     $13,220    $14,436     $12,427
Russell 1000 Value Index                       $10,000     $10,854     $9,886      $8,210
S&P 500 Index                                  $10,000     $11,165     $8,190      $6,514

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
            IMPACT TOTAL RETURN PORTFOLIO INSTITUTIONAL CLASS SHARES

                               [GRAPHIC OMITTED]

                                              12/6/2001  9/30/2002
                                              ---------  ---------
Impact Total Return - Institutional Class      $10,000     $7,665
Russell 1000 Value Index                       $10,000     $8,148
S&P 500 Index                                  $10,000     $7,611

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
                                FUND PERFORMANCE
--------------------------------------------------------------------------------

                FOR THE FISCAL YEAR FROM OCTOBER 1, 2001 THROUGH
                               SEPTEMBER 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                           IMPACT TOTAL RETURN PORTFOLIO - TOTAL RETURN AS OF 9/30/02
----------------------------------------------------------------------------------------------------------------------
                                                                                Total Return
                                                        --------------------------------------------------------------
               Category                                         1 Year              3 Year         Since Inception
----------------------------------------------------------------------------------------------------------------------
IMPACT Total Return - Class R *                                -14.41%               6.67%              1.89%
                                                        --------------------------------------------------------------
IMPACT Total Return - Class A **                               -18.83%                N/A               4.98%
                                                        --------------------------------------------------------------
Impact Total Return - Class F ***                              -13.92%                N/A               7.58%
                                                        --------------------------------------------------------------
IMPACT Total Return - Institutional Class ****                   N/A                  N/A              -28.60%
----------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index *                                     -16.95%              -5.93%              1.93%
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index *                                                -20.47%              -11.33%             -0.38%
----------------------------------------------------------------------------------------------------------------------

The table above provides the average annual total return for the fiscal year of the Fund, a three year return where applicable, and since inception in relation to the S&P 500 Index, and the Russell 1000 Value Index.
* Inception - July 1, 1997
** Inception - February 3, 2000 (Net of Load Fees)
*** Inception - October 5, 1999
**** Inception - December 6, 2001
Past performance does not predict future results. Investment return and principal value will fluctuate so that an investor's shares may be worth more or less than the original cost. All returns assume reinvestment of dividends.
--------------------------------------------------------------------------------

IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT TOTAL RETURN PORTFOLIO
-----------------------------

FINANCIAL HIGHLIGHTS
CLASS R (FORMERLY RETAIL CLASS)

                                                                          FOR THE YEAR ENDED SEPTEMBER 30,
                                                  ----------------------------------------------------------------------------------
                                                      2002             2001             2000             1999             1998
                                                  ----------------------------------------------------------------------------------
PER SHARE DATA(ALPHA):
  Investment income                               $       0.15     $       0.21     $       0.24     $       0.26     $       0.29
  Expenses                                                0.27             0.29             0.23             0.22             0.21
                                                  ------------     ------------     ------------     ------------     ------------
  Net investment income (loss)                           (0.12)           (0.08)            0.01             0.04             0.08
  Distribution from net investment income                   --            (0.02)              --            (0.08)           (0.01)
  Net realized and unrealized gain
     (loss) on investments                               (0.80)            0.99             2.55             0.86            (1.66)
  Distribution from realized gain
     (loss) on investments                               (2.17)           (0.82)           (0.48)           (0.69)
                                                  ------------     ------------     ------------     ------------     ------------
  Net increase (decrease) in net asset value             (3.09)            0.07             2.08             0.13               --
  NET ASSET VALUE, BEGINNING                             10.61            10.54             8.46             8.33            (1.59)
                                                  ------------     ------------     ------------     ------------     ------------
                                                                                                                              9.92
  NET ASSET VALUE, ENDING                         $       7.52     $      10.61     $      10.54     $       8.46     $       8.33
                                                  ============     ============     ============     ============     ============
SELECTED FINANCIAL STATISTICS AND RATIOS:

Total return                                            (14.41)%           8.24%           31.42%           11.50%          (15.93)%
  Ratio of expenses to average net assets                 2.60%            2.60%            2.60%            2.60%          2.60%#
  Ratio of net investment income to
     average net assets                                  (1.13)%          (0.68)%           0.10%          0.42%#           0.88%#
  Portfolio turnover rate                               117.58%          162.78%          206.32%          254.79%          221.45%
  Average commission rate paid                           .0017            .0016            .0023            .0612            .1296
  Net assets, end of period                       $    979 707     $  1 551 950     $  1 969 144     $  6 270 819     $  3 925 928
  Shares of beneficial interest outstanding,
     end of period                                     130 354          146 248          186 760          741 369          471 512
  Number of member accounts, end of period                  86               79               81              156              136

--------------------
(alpha)  Selected data for a share of beneficial  interest  outstanding  through each period.
# Excludes administrative fee and account closing fee charged directly to shareholder accounts
   (See Note 3 to financial statements).

The accompanying notes are an integral part of these statements.

IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT TOTAL RETURN PORTFOLIO
-----------------------------

FINANCIAL HIGHLIGHTS
CLASS F (FORMERLY WHOLESALE CLASS)

                                                                                                 October 5,
                                                                                                 1999(theta)
                                                           For the Year Ended September 30,     to September
                                                           ---------------------------------------------------
                                                                 2002             2001            30, 2000
                                                           ---------------------------------------------------
PER SHARE DATA(ALPHA):
  Investment income                                          $       0.17     $       0.27     $       0.40
  Expenses                                                           0.22             0.25             0.18
                                                             ------------     ------------     ------------
  Net investment income (loss)                                      (0.05)            0.02             0.22
  Distribution from net investment income                           (0.02)           (0.18)              --
  Net realized and unrealized gain (loss) on investments            (1.19)            1.01             2.50
  Distribution from realized gain (loss) on investments             (1.37)           (0.30)              --
                                                             ------------     ------------     ------------
  Net increase (decrease) in net asset value                        (2.63)            0.55             2.72
  NET ASSET VALUE, BEGINNING                                        11.72            11.17             8.45
                                                             ------------     ------------     ------------

  NET ASSET VALUE, ENDING                                    $       9.09     $      11.72     $      11.17
                                                             ============     ============     ============

SELECTED FINANCIAL STATISTICS AND RATIOS:
  Total return                                                     (13.92)%           9.20%      32.19%(mu)
  Ratio of expenses to average net assets                            1.85%            1.85%     1.85%(mu),#
  Ratio of net investment income to average net assets              (0.39)%           0.20%     2.36%(mu),#
  Portfolio turnover rate                                          117.58%          162.78%          202.02%
  Average commission rate paid                                      .0017            .0016            .0023
  Net assets, end of period                                   $ 1 927 052      $ 2 084 822      $ 1 441 027
  Shares of beneficial interest outstanding, end of period        211 959          177 856          129 052
  Number of member accounts, end of period                            113               92               75

--------------------
(theta) Class F (formerly  Wholesale  class)  began  trading  October 5, 1999 at
   $8.45 per share.
(alpha) Selected data for a share of beneficial interest outstanding  throughout each period.
(mu) Based on operations for the period shown and, accordingly, not representative of a full year.
# Excludes administrative fee and account closing fee charged directly to shareholder accounts
   (See Note 3 to financial statements).

The accompanying notes are an integral part of these statements.

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IMPACT MANAGEMENT INVESTMENT TRUST
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IMPACT TOTAL RETURN PORTFOLIO
-----------------------------

FINANCIAL HIGHLIGHTS
CLASS A (FORMERLY TRADITIONAL CLASS)

                                                                                                 February 3,
                                                                                                 2000(theta)
                                                           For the Year Ended September 30,     to September
                                                           ---------------------------------------------------
                                                                 2002             2001            30, 2000
                                                           ---------------------------------------------------
PER SHARE DATA(ALPHA):
  Investment income                                          $       0.24     $       0.42     $       1.55
  Expenses                                                           0.30             0.27             0.84
                                                             ------------     ------------     ------------
  Net investment income (loss)                                      (0.06)            0.15             0.71
  Distribution from net investment income                           (0.02)           (0.11)              --
  Net realized and unrealized gain (loss) on investments            (1.78)            1.02             2.07
  Distribution from realized gain (loss) on investments             (0.21)           (0.04)              --
                                                             ------------     ------------     ------------
  Net increase (decrease) in net asset value                        (2.07)            1.02             2.78
  NET ASSET VALUE, BEGINNING                                        13.80            12.78            10.00
                                                             ------------     ------------     ------------

  NET ASSET VALUE, ENDING                                    $      11.73     $      13.80     $      12.78
                                                             ============     ============     ============

SELECTED FINANCIAL STATISTICS AND RATIOS:
  Total return                                                     (18.83)%           2.89%      27.80%(mu)
  Ratio of expenses to average net assets                            1.85%            1.85%     7.07%(mu),#
  Ratio of net investment income to average net assets              (0.38)%           1.03%     6.08%(mu),#
  Portfolio turnover rate                                          117.58%          162.78%           93.35%
  Average commission rate paid                                      .0017            .0016            .0023
  Net assets, end of period                                   $ 1 784 824        $ 696 545          $ 9 348
  Shares of beneficial interest outstanding, end of period        152 109           50 481              782
  Number of member accounts, end of period                            210               70                4

-------------------
(theta) Class A (formerly  Traditional  class) began trading February 3, 2000 at
   $10.00 per share.
(alpha) Selected data for a share of beneficial interest outstanding  throughout each period.
(mu) Based on operations for the period shown and, accordingly, not representative of a full year.
# Excludes administrative fee and account closing fee charged directly to shareholder accounts
   (See Note 3 to financial statements).

The accompanying notes are an integral part of these statements.

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IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT TOTAL RETURN PORTFOLIO
-----------------------------

FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

                                                         December 6, 2001(theta)
                                                          to September 30, 2002
                                                            -------------------
PER SHARE DATA(ALPHA):
  Investment income                                           $       0.15
  Expenses                                                            0.16
                                                              ------------
  Net investment income (loss)                                       (0.01)
  Distribution from net investment income                               --
  Net realized and unrealized gain (loss) on investments             (2.85)
  Distribution from realized gain (loss) on investments                 --
                                                              ------------
  Net increase (decrease) in net asset value                         (2.86)
  NET ASSET VALUE, BEGINNING                                         10.00
                                                              ------------

  NET ASSET VALUE, ENDING                                     $       7.14
                                                              ============

SELECTED FINANCIAL STATISTICS AND RATIOS:
  Total return                                                (28.60)%(mu)
  Ratio of expenses to average net assets                        1.60%(mu)
  Ratio of net investment income to average net assets         (0.07)%(mu)
  Portfolio turnover rate                                           117.58%
  Average commission rate paid                                       .0363
  Net assets, end of period                                      $ 178 609
  Shares of beneficial interest outstanding, end of period          25 000
  Number of member accounts, end of period                               1

-------------------
(theta) Institutional class began trading December 6, 2001 at $10.00 per share. (alpha) Selected data for a share of beneficial interest outstanding throughout each period.
(mu)  Based  on  operations   for  the  period  shown  and,   accordingly,   not
   representative of a full year.

The accompanying notes are an integral part of these statements.

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IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT TOTAL RETURN PORTFOLIO
-----------------------------

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002


ASSETS:
  Investments in securities, at market value (cost $6,167,848)      $ 4 890 092
  Interest and dividends receivable                                      17 319
  Receivable for investments sold                                        41 744
                                                                    -----------

          TOTAL ASSETS                                                4 949 155
                                                                    -----------

CONTINGENCIES (Note 5)

LIABILITIES:
  Payable for investments purchased                                      70 463
  Investment advisory fee payable                                         5 543
  Distribution expenses payable                                           1 706
  Administrative fee payable                                              1 252
                                                                    -----------

          TOTAL LIABILITIES                                              78 964
                                                                    -----------

NET ASSETS                                                          $ 4 870 191
                                                                    ===========


NET ASSETS CONSIST OF:
  Accumulated net investment loss - net of distributions             $  (38 801)
  Accumulated net realized loss                                        (423 404)
  Net unrealized depreciation                                        (1 277 756)
  Paid-in capital applicable to 519,422 no par value shares of beneficial interest outstanding; unlimited number of shares
    authorized                                                        6 610 152
                                                                    -----------

NET ASSETS                                                          $ 4 870 191
                                                                    ===========

                                                                       NET ASSET
                                                         SHARES          VALUE
                                        NET ASSETS     OUTSTANDING     PER SHARE
                                       -----------------------------------------
Class R (formerly Retail Class)        $    979 707        130 354    $     7.52
Class A (formerly Wholesale Class)        1 784 824        152 109    $    11.73
Class F (formerly Traditional Class)      1 927 052        211 959    $     9.09
Institutional Class                         178 608         25 000    $     7.14
                                       ------------   ------------
                                       $  4 870 191        519 422
                                       ============   ============

The accompanying notes are an integral part of these statements.

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IMPACT MANAGEMENT INVESTMENT TRUST
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IMPACT TOTAL RETURN PORTFOLIO
-----------------------------

                      SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2002

                                                        SHARES        VALUE
                                                     ------------  ------------
COMMON STOCK - 93.9%
  CONSUMER PRODUCTS - 9.2%
     Archer-Daniels-Midland Co.                             9 468  $    118 445
     Tate & Lyle PLC                                       13 100       304 896

  TRANSPORTATION - 5.1%
     CSX Corporation                                        6 300       166 194
     Swift Transportation Co.*                              4 400        68 640

  COMPUTERS AND TECHNOLOGY - 11.4%
     Advanced Micro Devices, Inc.*                          6 800        36 312
     Agilent Technologies, Inc.*                            6 800        88 808
     Arrow Electronics, Inc.                                3 400        42 942
     Micron Technology, Inc.*                               9 600       118 752
     Sanmina-SCI Corporation                               27 400        75 898
     Symbol Technologies, Inc.                              3 100        23 777
     Teradyne, Inc.*                                       14 300       137 280

UTILITIES - 2.8%
     El Paso Corporation                                    3 300        27 291
     P G & E Corporation*                                   8 900       100 214

CAPITAL GOODS - 3.6%
     Clayton Homes, Inc.                                   10 800       118 584
     York International Corp.                               1 700        47 940

BASIC MATERIALS - 8.4%
     Alcan Aluminum LTD                                     4 700       115 996
     Bowater Incorporated                                     600        21 180
     Freeport McMoRan Copper & Gold, Inc.*                  3 900        52 494
     IMC Global Inc.                                       13 300       160 265
     NuCor Corp.                                            1 000        37 900

COMMUNICATIONS - 0.8%
     Nextel Communications, Inc.                            4 900        36 995

SERVICES - 15.0%
     Liberty Media Corp. - A*                               3 100        22 258
     Nabors Industries*                                     6 400       209 600
     J.C. Penney Co., Inc.                                 14 700       234 024
     The St. Joe Company*                                   2 100        57 960
     Starwood Hotel & Resorts Worldwide                     5 000       111 500
     Toys R Us, Inc.                                        5 400        54 972

The accompanying notes are an integral part of these statements.

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IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT TOTAL RETURN PORTFOLIO
-----------------------------

                      SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2002
                                   (Continued)

                                                        SHARES        VALUE
                                                     ------------  ------------
  ENERGY - 9.5%
     Burlington Resources                                  5 500   $    210 980
     Consol Energy Corp.                                   3 000         37 980
     Duke Energy Corp.                                     1 100         21 505
     Patterson Energy Inc.*                                3 100         79 081
     Valero Energy Corp.                                   3 300         87 351

  FINANCIAL: CONSUMER FINANCING - 2.4%
     Americredit Corp.*                                   13 600        109 752

  FINANCIAL: INSURANCE - 17.3%
     Aetna, Inc.                                           8 300        297 223
     Allstate Corp.                                        6 300        223 965
     American Financial Group                              2 300         52 946
     Aon Corp.                                             3 300         67 617
     Loews Corporation                                     1 200         51 468
     Travelers Property & Casualty                         1 000         13 200
     Ace Limited                                           2 900         85 869

  FINANCIAL: BANKING - 3.0%
     Fleet Boston Financial                                4 900         99 617
     J P Morgan Chase & Company                            1 900         36 081

  CONSUMER: CYCLICAL - 7.5%
     Brunswick Corp.                                       2 100         44 184
     Goodyear Tire & Rubber Co.                            1 700         15 113
     Paccar, Inc.                                          4 850        163 882
     Visteon Corp.                                        12 900        122 163

  HEALTHCARE - 0.6%
     Andrx Group*                                          1 300         28 795

  MUTUAL FUND - 3.3%
     Russell 1000 Value                                    3 600        152 352
                                                                   ------------

          TOTAL COMMON STOCKS (cost $5,703,402)                       4 592 241
                                                                   ------------

CONVERTIBLE BONDS - 4.7%
  Amkor Tech Inc. Cnv Bond 5.75%, Due 6/1/06                 234         79 395
  Corning Inc. Cnv Bond 3.5%, Due 11/1/08                    141         74 906
  Freeport McMoRan Copper & Gold, Inc. Cnv Bond
    8.25%, Due 1/31/06                                        65         77 838
                                                                   ------------

          TOTAL CONVERTIBLE BONDS (cost $398,734)                       232 139
                                                                   ------------

The accompanying notes are an integral part of these statements.

IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT TOTAL RETURN PORTFOLIO
-----------------------------

                      SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2002
                                   (Continued)

                                                        SHARES        VALUE
                                                     ------------  ------------
SHORT-TERM INVESTMENTS - 1.4%
  Rydex Series Trust - U.S. Government Money
    Market Fund (0.84% seven day yield)                            $     29 545
  Fifth Third Bank Repurchase Agreement - 1.45%,
    Due 10/1/02                                                          36 167
                                                                   ------------

          TOTAL SHORT-TERM INVESTMENTS (cost $65,712)                    65 712
                                                                   ------------

          TOTAL INVESTMENT IN SECURITIES - 90.5% OF NET
          ASSETS (cost $6,167,848)                                 $  4 890 092
                                                                   ============

* non-income producing security

The accompanying notes are an integral part of these statements.

IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT TOTAL RETURN PORTFOLIO
-----------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002

INVESTMENT INCOME:
   Interest income                                                 $     14 610
   Dividend income                                                       91 184
                                                                   ------------

        TOTAL INVESTMENT INCOME                                         105 794
                                                                   ------------

EXPENSES: (Note 3)
   Investment advisory fee                                               89 847
   Distribution expenses                                                 29 680
   Administrative fee                                                    25 068
                                                                   ------------

        TOTAL EXPENSES                                                  144 595
                                                                   ------------

        NET INVESTMENT LOSS                                             (38 801)
                                                                   ------------

NET REALIZED LOSSES AND CHANGE IN UNREALIZED
DEPRECIATION
   Net realized losses                                                 (423 404)
   Change in unrealized depreciation                                   (981 081)
                                                                   ------------

        NET REALIZED AND UNREALIZED LOSSES                           (1 404 485)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                         $ (1 443 286)
                                                                   ============

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS BY CLASS:

   Class R (formerly Retail Class)                                 $   (421 326)
   Class A (formerly Traditional Class)                                (322 260)
   Class F (formerly Wholesale Class)                                  (542 799)
   Institutional Class                                                 (156 901)
                                                                   ------------

                                                                   $ (1 443 286)
                                                                   ============

The accompanying notes are an integral part of these statements.

IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT TOTAL RETURN PORTFOLIO
-----------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED SEPTEMBER 30, 2002 AND 2001

                                                                YEAR ENDED SEPTEMBER 30,
                                                              ---------------------------
                                                                  2002            2001
                                                              ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment loss                                      $   (38 801)    $    (7 966)
     Net realized gain (loss) on securities                      (423 404)        605 429
     Change in net unrealized depreciation on securities         (981 081)       (375 234)
                                                              -----------     -----------

       INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
       OPERATIONS                                              (1 443 286)        222 229
                                                              -----------     -----------

   Distributions to shareholders:
     From net investment income                                        --         (27 576)
     From net realized gain on securities                        (597 463)       (198 792)
                                                              -----------     -----------

       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       (597 463)       (226 368)
                                                              -----------     -----------

   Beneficial interest share transactions*:
     Shares sold                                                4 577 513       3 079 982
     Shares redeemed                                           (2 575 212)     (2 387 415)
     Shares issued for reinvestment of distributions              575 322         225 370
                                                              -----------     -----------

        INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS          2 577 623         917 937
                                                              -----------     -----------

        TOTAL INCREASE IN NET ASSETS                              536 874         913 798

NET ASSETS, BEGINNING OF PERIOD                                 4 333 317       3 419 519
                                                              -----------     -----------

NET ASSETS, END OF PERIOD (including undistributed net
  investment loss of $(38,801) and $(7,966), respectively)    $ 4 870 191     $ 4 333 317
                                                              ===========     ===========

*SHARE INFORMATION:
     Shares sold                                                  345 332         238 631
     Shares redeemed                                             (250 741)       (199 154)
     Change in shares resulting from transfers between
       classes                                                        (68)         (1 341)
     Shares issued for reinvestment of distributions               50 313          19 905
                                                              -----------     -----------

        INCREASE IN SHARES OUTSTANDING                            144 836          58 041
                                                              ===========     ===========

The accompanying notes are an integral part of these statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                                 IMPACT 25 FUND

--------------------------------------------------------------------------------
                                FUND PERFORMANCE
--------------------------------------------------------------------------------

                FOR THE FISCAL YEAR FROM OCTOBER 1, 2001 THROUGH
                               SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
                         IMPACT 25 FUND CLASS A SHARES

                               [GRAPHIC OMITTED]

                                          4/12/2002       9/30/2002
                                          ---------       ---------
IMPACT 25 Fund - Class A                   $10,000          $9,133
Russell 1000 Growth Index                  $10,000          $8,703
S&P 500 Index                              $10,000          $8,781
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
                         IMPACT 25 FUND CLASS F SHARES

                               [GRAPHIC OMITTED]

                                          5/6/2002          9/30/2002
                                          --------          ---------
IMPACT 25 Fund Class F                     $10,000            $9,243
Russell 1000 Growth Index                  $10,000            $9,128
S&P 500 Index                              $10,000            $9,114
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                                 IMPACT 25 FUND

--------------------------------------------------------------------------------
                                FUND PERFORMANCE
--------------------------------------------------------------------------------

                FOR THE FISCAL YEAR FROM OCTOBER 1, 2001 THROUGH
                               SEPTEMBER 30, 2002


--------------------------------------------------------------------------------
                   IMPACT 25 FUND - TOTAL RETURN AS OF 9/30/02
--------------------------------------------------------------------------------
           Category                                              Since Inception
--------------------------------------------------------------------------------
IMPACT 25 - Class A *                                                 -18.50%
--------------------------------------------------------------------------------
IMPACT 25 - Class F **                                                -18.80%
--------------------------------------------------------------------------------
Russell 1000 Growth Index *                                           -27.65%
--------------------------------------------------------------------------------
S&P 500 Index *                                                       -26.03%
--------------------------------------------------------------------------------

   The table above provides the total return for the period the Fund was in operation in relation to The Russell 1000 Growth Index and the S&P 500 Index,
*  Inception April 12, 2002
** Inception May 6, 2002
   Past performance does not predict future results. Investment return and principal value will fluctuate so that an investor's shares may be worth less than the original cost.
   All returns assume reinvestment of dividends.

The accompanying notes are an integral part of these statements.

IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT 25 FUND (FORMERLY JORDAN 25 FUND)
----------------------------------------

FINANCIAL HIGHLIGHTS

                                              CLASS R                         CLASS A                        CLASS F
                                      (FORMERLY RETAIL CLASS)       (FORMERLY TRADITIONAL CLASS)    (FORMERLY WHOLESALE CLASS)
                                   ----------------------------------------------------------------------------------------------
                                                   JANUARY 24,                     JANUARY 24,                       JANUARY 24,
                                    YEAR ENDED   2001(THETA) TO     YEAR ENDED    2001(THETA) TO    YEAR ENDED     2001(THETA) TO
                                   SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,    EPTEMBER 30,    SEPTEMBER 30,
                                       2002           2001             2002            2001             2002            2001
                                   ---------------------------------------------------------------------------------------------
PER SHARE DATA(ALPHA):
  Investment income                $         --   $       0.24     $       0.10    $       0.24     $       0.08    $       0.24
  Expenses                                   --           0.16             0.08            0.12             0.07            0.11
                                   ------------   ------------     ------------    ------------     ------------    ------------
  Net investment income (loss)               --           0.08             0.02            0.12             0.01            0.13
  Distribution from net
    investment income                     (0.08)            --            (0.12)             --            (0.13)             --
  Net realized and unrealized gain
    (loss) on investments                    --             --            (1.87)             --            (1.89)             --
  Distribution from realized gain
    (loss) on investments                    --             --               --              --               --              --
  Liquidation of class                   (10.00)            --               --              --               --              --
                                   ------------   ------------     ------------    ------------     ------------    ------------
  Net increase (decrease) in
    net asset value                       (10.08)          0.08            (1.97)           0.12            (2.01)           0.13
  NET ASSET VALUE, BEGINNING               10.08          10.00            10.12           10.00            10.13           10.00
  NET ASSET VALUE, ENDING           ------------   ------------     ------------    ------------     ------------    ------------
                                    $         --   $      10.08     $       8.15    $      10.12     $       8.12    $      10.13
                                    ============   ============     ============    ============     ============    ============

SELECTED FINANCIAL STATISTICS AND RATIOS:
  Total return                                -%           0.80%(mu)      (18.50)%          1.20%(mu)      (18.80)%        1.30%(mu)
  Ratio of expenses to average
    net assets                                -%           1.76%(mu)        1.85%           1.27%(mu)        1.85%         1.80%(mu)
  Ratio of net investment income to
    average net assets                        -%           0.75%(mu)        0.20%           1.23%(mu)        0.20%         3.03%(mu)
  Portfolio turnover rate                     -%           0.00%           27.94%           0.00%           27.94%           0.00%
  Average commission rate paid                --             --            .0316              --            .0316              --
  Net assets, end of period         $         --   $      1 008     $    357 166    $        954     $     16 237     $    10 135
  Shares of beneficial interest
    outstanding, end of period                --            100           43 849              94            2 000           1 000
  Number of member accounts, end of
    period                                     --              1               31               1                1               1

-------------------
(theta) Impact 25 Fund began trading January 24, 2001 at $10.00 per share. (alpha) Selected data for a share of beneficial interest outstanding through each period.
(mu)  Based  on  operations   for  the  period  shown  and,   accordingly,   not
   representative of a full year.

The accompanying notes are an integral part of these statements.

IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT 25 FUND (FORMERLY JORDAN 25 FUND)
----------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002

ASSETS:
  Investments in securities, at value (cost $443,878)              $    373 448
  Interest and dividends receivable                                         540
                                                                   ------------

          TOTAL ASSETS                                                  373 988

CONTINGENCIES (Note 5)

LIABILITIES - Accrued operating expenses                                    585
                                                                   ------------

NET ASSETS                                                         $    373 403
                                                                   ============

NET ASSETS CONSIST OF:
  Accumulated net investment income - net of distributions         $        754
  Accumulated net realized loss                                         (18 333)
  Net unrealized depreciation                                           (70 430)
  Paid-in capital applicable to 45,849 no par value shares of beneficial interest outstanding; unlimited number of shares
    authorized                                                          461 412
                                                                   ------------

NET ASSETS                                                         $    373 403
                                                                   ============

                                                                       NET ASSET
                                                         SHARES          VALUE
                                        NET ASSETS     OUTSTANDING     PER SHARE
                                       -----------------------------------------
Class A (formerly Traditional Class)   $   357 166          43 849    $     8.15
Class F (formerly Wholesale Class)          16 237           2 000    $     8.12
                                       -----------    ------------
                                       $   373 403          45 849

The accompanying notes are an integral part of these statements.

IMPACT MANAGEMENT INVESTMENT TRUST
IMPACT 25 FUND (FORMERLY JORDAN 25 FUND)

                      SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2002

                                                        SHARES        VALUE
                                                     ------------  ------------
COMMON STOCK - 97.2%
  HEALTHCARE - 14.5%
     Abbot Laboratories                                       411  $     16 604
     Eli Lilly & Co.                                           61         3 376
     Merck & Co., Inc.                                        208         9 508
     Patterson Dental Company                                 480        24 567

  SERVICES: REAL ESTATE - 14.4%
     AMB Properties Corporation                               438        12 658
     Novastar Financial, Inc.                                 497        13 469
     Vorando Realty Trust                                     698        27 536

  SERVICES: RETAIL - 20.3%
     AutoNation, Inc.*                                      1 708        19 676
     Dillards, Inc.                                           374         7 547
     The Kroger Company                                     1 369        19 303
     Supervalu, Inc.                                          353         5 701
     WalMart Stores, Inc.                                     587        28 904

  ENERGY - 11.8%
     Chevron Texaco Corporation                               370        25 623
     Exxon Mobil Corporation                                  540        17 226

  TECHNOLOGY - 2.6%
     Pitney Bowes, Inc.                                       320         9 757

  CONSUMER: NONCYCLICAL - 10.1%
     General Mills, Inc.                                      269        11 949
     H J Heinz Company                                        467        15 584
     Hormel Foods Corporation                                 409         8 948
     William Wrigley Jr. Co.                                  310        15 342

  CONSUMER: CYCLICAL - 4.7%
     Genuine Parts Company                                    570        17 465

  TRANSPORTATION - 2.1%
     United Parcel Services                                   125         7 816

  FINANCIAL: INSURANCE 11.2%
     Federal National Mortgage Association                    358        21 315
     Nationwide Financial Services                            261         6 969
     Worthington Industries                                   722        13 501

The accompanying notes are an integral part of these statements.

IMPACT MANAGEMENT INVESTMENT TRUST
IMPACT 25 FUND (FORMERLY JORDAN 25 FUND)

                      SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2002
                                   (Continued)

                                                        SHARES        VALUE
                                                     ------------  ------------
  FINANCIAL: MISCELLANEOUS SERVICES - 0.8%
     Charter Municipal Mortgage Acceptance Company            160  $      2 819
                                                                   ------------
          TOTAL COMMON STOCKS (cost $433,593)                           363 163

SHORT-TERM INVESTMENTS - 2.8%
    Fifth Third Bank Repurchase Agreement - 1.45%,
    Due 10/1/02 (cost $10,285)                                           10 285
                                                                   ------------
          TOTAL INVESTMENT IN SECURITIES - 100% OF NET
          ASSETS (cost $443,878)                                   $    373 448
                                                                   ============
* non-income producing security

The accompanying notes are an integral part of these statements.

IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT 25 FUND (FORMERLY JORDAN 25 FUND)
----------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002

INVESTMENT INCOME - Interest and dividend income                 $      4 041
                                                                 ------------

EXPENSES: (Note 3)
   Investment advisory fee                                              2 179
   Distribution expenses                                                  473
   Administrative fee                                                     635
                                                                 ------------

        TOTAL EXPENSES                                                  3 287
                                                                 ------------

        NET INVESTMENT INCOME                                             754
                                                                 ------------

NET REALIZED LOSSES AND CHANGE IN UNREALIZED
DEPRECIATION
   Net realized losses                                                (18 333)
   Change in unrealized depreciation                                  (70 430)
                                                                 ------------

        NET REALIZED AND UNREALIZED LOSSES                            (88 763)
                                                                 ------------

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                       $    (88 009)
                                                                 ============

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS BY CLASS:

   Class A (formerly Traditional Class)                          $    (84 225)
   Class F (formerly Wholesale Class)                                  (3 784)
                                                                 ------------

                                                                 $    (88 009)
                                                                 ============

The accompanying notes are an integral part of these statements.

IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT 25 FUND (FORMERLY JORDAN 25 FUND)
----------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED SEPTEMBER 30, 2002 AND 2001

                                                                YEAR ENDED SEPTEMBER 30,
                                                             -----------------------------
                                                                 2002             2001
                                                             -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income                                   $        754     $        227
     Net realized loss on securities                              (18 333)              --
     Change in net unrealized depreciation on securities          (70 430)              --
                                                             ------------     ------------

       INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
       OPERATIONS                                                 (88 009)             227
                                                             ------------     ------------

   Beneficial interest share transactions*:
     Shares sold                                                  557 095           40 525
     Shares redeemed                                             (107 780)         (28 655)
                                                             ------------     ------------

        INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS            449 315           11 870
                                                             ------------     ------------

        TOTAL INCREASE IN NET ASSETS                              361 306           12 097

NET ASSETS, BEGINNING OF PERIOD                                    12 097               --
                                                             ------------     ------------

NET ASSETS, END OF PERIOD (including undistributed net
  Investment income of $754 and $227, respectively)          $    373 403     $     12 097
                                                             ============     ============

*SHARE INFORMATION:
     Shares sold                                                   55 542            4 023
     Shares redeemed                                              (10 887)          (2 829)
                                                             ------------     ------------

        INCREASE IN SHARES OUTSTANDING                             44 655            1 194
                                                             ============     ============

The accompanying notes are an integral part of these statements.

IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT TOTAL RETURN PORTFOLIO & IMPACT 25 FUND
----------------------------------------------
(FORMERLY JORDAN 25 FUND)
-------------------------

NOTES TO FINANCIAL STATEMENTS


NOTE 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
------------

IMPACT Management Investment Trust (the "Trust") was organized as a Massachusetts business trust on December 18, 1996. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-ended management investment company. IMPACT Total Return Portfolio ("IMPACT") was the initial series of the Trust. IMPACT commenced operations on June 17, 1997, with the sale of 10,000 shares of beneficial interest to Jordan American Holdings, Inc., d/b/a Equity Assets Management ("EAM") (the "Investment Advisor"), for cash in the amount of $100,000. Effective January 1, 2001, EAM is the advisor of the Trust as a wholly owned subsidiary of Jordan American Holdings, Inc.

On January 16, 2001, the second series of the Trust, the Jordan 25 Fund ("Jordan 25") was formed and subsequently changed its name to the IMPACT 25 Fund. On January 24 and 25, the Trust sold 1,194 shares of beneficial interest to EAM for cash in the amount of $12,000. IMPACT offers four classes of shares and the IMPACT 25 Fund ("25 Fund") offers three classes of shares. These are the only two active series (collectively "Funds") of the Trust. (See Note 3).

SECURITY VALUATION
------------------

Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities, which are traded in the over-the-counter market, are valued at the mean between the last closing bid and ask prices in the market on that day.

METHOD OF REPORTING
-------------------

The financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which require the use of certain estimates made by the Funds' management. The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recorded on the accrual basis.

FEDERAL INCOME TAXES
--------------------

No provision for federal income taxes is required since the Funds intend to continue to qualify as regulated investment companies and distribute all their taxable income to their shareholders.

IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT TOTAL RETURN PORTFOLIO & IMPACT 25 FUND
----------------------------------------------
(FORMERLY JORDAN 25 FUND)
-------------------------

NOTES TO FINANCIAL STATEMENTS


NOTE 2. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities of IMPACT, other than short-term investments, during the year ended September 30, 2002 were $10,264,127 and $7,914,572, respectively. At September 30, 2002, the aggregate cost of investments for federal income tax and financial reporting purposes was $6,167,848 and net unrealized depreciation aggregated $1,277,755, of which $214,055 related to appreciated investments and $1,491,810 to depreciated investments.

Purchases and sales of investment securities of 25 Fund, other than short-term investments, during the year ended September 30, 2002 were $560,617 and $108,691, respectively. At September 30, 2002, the aggregate cost of investments for federal income tax and financial reporting purposes was $443,878 and net unrealized depreciation aggregated $70,430, of which $2,747 related to appreciated investments and $73,177 to depreciated investments.

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement with the Investment Advisor. The Investment Advisor reviews, supervises and administers the investment program of the Funds. As compensation for services rendered, the Investment Advisor receives an annual investment advisory fee based on the Funds' average daily assets. The investment advisory fee is calculated daily and paid monthly.

The Trust entered into a sub-advisory agreement with Schneider Capital Management, Inc. ("Schneider") regarding IMPACT. Pursuant to the sub-advisory agreement, the Investment Advisor pays Schneider monthly at the rate of 60 basis points annually, out of its advisory fee.

The Trust also entered into a sub-advisory agreement with Danali Advisors LLC ("Danali") regarding the 25 Fund. Pursuant to the sub-advisory agreement, the Investment Advisor pays Danali monthly at the rate of 60 basis points annually, out of its advisory fee.

The Trust has a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act. Under the provisions of the Distribution Plan, the Funds pay or reimburse the Investment Advisor, affiliates or other third parties for expenses incurred in connection with the promotion and distribution of the Funds' shares based on the average daily net assets of the Funds.

The Trust has an administrative service agreement with Impact Administrative Services, Inc. ("IASI"), an affiliate of the Investment Advisor. Under the agreement, IASI provides administrative personnel and services necessary to operate the Fund including transfer agent and dividend disbursing agent services. IASI waived its entire fee under its agreement through the period ended September 30, 2002 and, through funding provided by its affiliate EAM, bears substantially all "other" expenses of the Funds, excluding brokerage fees, interest charges and taxes. Prior to the current agreement, IASI was

IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT TOTAL RETURN PORTFOLIO & IMPACT 25 FUND
----------------------------------------------
(FORMERLY JORDAN 25 FUND)
-------------------------

NOTES TO FINANCIAL STATEMENTS

paid a fee of $165.00 per account through April 30, 1999. The annual fee paid to IASI was charged directly to shareholder accounts at each month end as redemption of shares of beneficial interest. Subsequent to April 30, 1999, the Trust began accruing an administrative service fee of 35 basis points based on daily net assets of the Funds to pay for the other expenses. The administrative service fee is calculated daily and paid monthly to IASI. In addition, prior to January 1, 2001, when a shareholder closed an account, IASI was paid a fee of $2.00, which was charged to the shareholder as redemption of shares of beneficial interest.

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

The following table describes the fees and expenses applicable to each class of shares.

                                   Class      Class      Class     Institutional
                                     R          A          F           Class
                                ------------------------------------------------
     Sales Charge (1)                -        5.75%        -             -
     Investment Advisory Fee:
          IMPACT                   1.25%      1.25%      1.25%         1.25%
          25 Fund                  1.20%      1.20%      1.20%         1.20%
     Distribution (12b-1) Fees     1.00%      0.25%      0.25%          None
     Administrative Expenses       0.35%      0.35%      0.35%         0.35%

(1)Reduced for purchases of $50,000 or more, decreasing to zero for purchases over $1 million.

A wholly-owned subsidiary of the Investment Advisor, IMPACT Financial Network, Inc. ("IFNI"), a broker and dealer in securities registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc., was reimbursed 12b-1 fees and sales charges from both series of the Trust for a total of $91,831 and $61,824 pursuant to the provisions of the Distribution Plan for the years ended September 30, 2002 and 2001. IFNI pays out a portion of these fees to additional selling agents.

Certain officers of the Trust and members of the Board of Trustees during the year were also officers and directors of the Investment Advisor.

IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT TOTAL RETURN PORTFOLIO & IMPACT 25 FUND
----------------------------------------------
(FORMERLY JORDAN 25 FUND)

NOTES TO FINANCIAL STATEMENTS


NOTE 4.  CAPITAL SHARE TRANSACTIONS

IMPACT TOTAL RETURN PORTFOLIO:
------------------------------

                                                           YEAR ENDED                   YEAR ENDED
                                                       SEPTEMBER 30, 2002            SEPTEMBER 30, 2001
                                                     SHARES          AMOUNT        SHARES          AMOUNT
                                                   -----------    -----------    -----------    -----------
CLASS R (FORMERLY RETAIL CLASS):
--------------------------------
     Sold                                               19 740    $   222 396         35 517    $   402 322
     Reinvested                                         29 975        313 843         14 307        159 237
     Repurchased                                       (65 421)      (596 077)       (75 407)      (853 472)
     Transfer between classes                             (189)        (1 760)       (14 929)      (167 883)
                                                   -----------    -----------    -----------    -----------

          NET DECREASE IN CLASS R                      (15 895)       (61 598)       (40 512)      (459 796)
                                                   -----------    -----------    -----------    -----------

CLASS A (FORMERLY TRADITIONAL CLASS):
-------------------------------------
     Sold                                              124 594      1 988 908         49 780        749 969
     Reinvested                                          1 314         21 400             15            201
     Repurchased                                       (24 401)      (355 761)           (46)          (677)
     Transfer between classes                              121          1 760             --             --
                                                   -----------    -----------    -----------    -----------

          NET INCREASE IN CLASS A                      101 628      1 656 307         49 749        749 493
                                                   -----------    -----------    -----------    -----------

CLASS F (FORMERLY WHOLESALE CLASS):
-----------------------------------
     Sold                                              106 265      1 411 209        153 334      1 927 691
     Reinvested                                         19 024        240 080          5 583         65 932
     Repurchased                                       (91 186)    (1 054 353)      (123 701)    (1 533 266)
     Transfer between classes                               --             --         13 588        167 883
                                                   -----------    -----------    -----------    -----------

          NET INCREASE IN CLASS F                       34 103        596 936         48 804        628 240
                                                   -----------    -----------    -----------    -----------

INSTITUTIONAL CLASS:
--------------------
     Sold                                               94 733        955 000             --             --
     Repurchased                                       (69 733)      (569 022)            --             --
                                                   -----------    -----------    -----------    -----------

          NET INCREASE IN INSTITUTIONAL CLASS           25 000        385 978             --             --
                                                   -----------    -----------    -----------    -----------

          TOTAL NET INCREASE IN FUND                   144 836    $ 2 577 623         58 041    $   917 937
                                                   ===========    ===========    ===========    ===========

IMPACT MANAGEMENT INVESTMENT TRUST
----------------------------------
IMPACT TOTAL RETURN PORTFOLIO & IMPACT 25 FUND
----------------------------------------------
(FORMERLY JORDAN 25 FUND)
-------------------------

NOTES TO FINANCIAL STATEMENTS


NOTE 4.  CAPITAL SHARE TRANSACTIONS (Continued)

IMPACT 25 FUND (FORMERLY JORDAN 25 FUND):

                                                           YEAR ENDED                   YEAR ENDED
                                                       SEPTEMBER 30, 2002            SEPTEMBER 30, 2001
                                                     SHARES          AMOUNT        SHARES          AMOUNT
                                                   -----------    -----------    -----------    -----------
CLASS R (FORMERLY RETAIL CLASS):
--------------------------------
     Sold                                                   --    $        --            100    $     1 000
     Reinvested                                             --             --             --             --
     Repurchased                                          (100)        (1 008)            --             --
                                                   -----------    -----------    -----------    -----------

          NET INCREASE (DECREASE) IN CLASS R              (100)        (1 008)           100          1 000
                                                   -----------    -----------    -----------    -----------

CLASS A (FORMERLY TRADITIONAL CLASS):
-------------------------------------
     Sold                                               53 542        537 095             94            943
     Reinvested                                             --             --             --             --
     Repurchased                                        (9 787)       (96 627)            --             --
                                                   -----------    -----------    -----------    -----------
          NET INCREASE IN CLASS A                       43 755        440 468             94            943
                                                   -----------    -----------    -----------    -----------

CLASS F (FORMERLY WHOLESALE CLASS):
-----------------------------------
     Sold                                                2 000         20 000          3 829         38 582
     Reinvested                                             --             --             --             --
     Repurchased                                        (1 000)       (10 145)        (2 829)       (28 655)
                                                   -----------    -----------    -----------    -----------

          NET INCREASE IN CLASS F                        1 000          9 855          1 000          9 927
                                                   -----------    -----------    -----------    -----------

          TOTAL NET INCREASE IN FUND                    44 655    $   449 315          1 194    $    11 870
                                                   ===========    ===========    ===========    ===========

NOTE 5.  PLAN OF LIQUIDATION

In May 2002, EAM and Schneider entered into an agreement whereby EAM would sell Schneider its business relating to the management of the Portfolio's assets. EAM continues to be unable to achieve profitability in connection with its management of the Trust. The above stated agreement with Schneider was cancelled and EAM has been unable to sell the investment management business related to the Trust.

The Trust's Board of Trustees has determined that the administration of the Trust is not presently economically viable and does not have prospects to become economically viable in the future. Accordingly, the Board has requested that EAM develop a plan for the orderly liquidation of the Trust. In addition, the Board has determined to cease offering shares of the Trust for sale.

INDEPENDENT AUDITORS' REPORT
----------------------------

To the Shareholders and Board of Trustees
IMPACT Management Investment Trust
IMPACT Total Return Portfolio and IMPACT 25 Fund (formerly Jordan 25 Fund)

We have audited the accompanying statements of assets and liabilities of IMPACT Total Return Portfolio ("IMPACT") and IMPACT 25 Fund (formerly Jordan 25 Fund) ("25 Fund") (collectively the "Funds"), two Series of IMPACT Management Investment Trust, including the schedules of investments in securities, as of September 30, 2002 and the related statements of operations for the year ended September 30, 2002 and changes in net assets for the periods ended September 30, 2002 and 2001 and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of IMPACT Total Return Portfolio and IMPACT 25 Fund, two Series of IMPACT Management Investment Trust, as of September 30, 2002 and the results of its operations for the year ended September 30, 2002 and changes in net assets for the periods ended September 30, 2002 and 2001 and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.


                                                      /s/ SPICER, JEFFRIES & CO.

Denver, Colorado
November 8, 2002